Document And Entity Information	Mar. 04, 2026
Document Information [Line Items]
Entity Registrant Name	InTest Corporation
Document Type	8-K
Document Period End Date	Mar. 04, 2026
Entity Incorporation, State or Country Code	DE
Entity File Number	001-36117
Entity Tax Identification Number	22-2370659
Entity Address, Address Line One	804 East Gate Drive
Entity Address, Address Line Two	Suite 200
Entity Address, City or Town	Mt. Laurel
Entity Address, State or Province	NJ
Entity Address, Postal Zip Code	08054
City Area Code	856
Local Phone Number	505-8800
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, par value $0.01 per share
Trading Symbol	INTT
Security Exchange Name	NYSEAMER
Entity Emerging Growth Company	false
Amendment Flag	false
Entity Central Index Key	0001036262